Recently Issued International Financial Reporting Standards - Condensed Consolidated Statements of Cash Flows (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	[1]	Jun. 30, 2018	Jun. 30, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Result after taxation	€ (4,593)	€ (19,601)		€ (13,026)	€ (39,324)	[1]
Changes in working capital:
Deferred revenue				€ (5,796)	(6,899)	[1]
Previously stated [member]
Condensed Cash Flow Statements, Captions [Line Items]
Result after taxation					(43,132)
Changes in working capital:
Deferred revenue					(3,091)
Increase (decrease) due to application of IFRS 15 [member]
Condensed Cash Flow Statements, Captions [Line Items]
Result after taxation					3,808
Changes in working capital:
Deferred revenue					€ (3,808)

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.